Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the accompanying unaudited condensed consolidated interim financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the unaudited condensed consolidated interim financial statements) considered necessary to present fairly Tigo’s consolidated financial position as of March 31, 2023 and its consolidated results of operations, cash flows, and convertible preferred stock and changes in stockholders’ deficit for the three months ended March 31, 2023 and 2022. Operating results for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2023. The unaudited condensed consolidated interim financial statements, presented herein, do not contain all of the required disclosures under GAAP for annual consolidated financial statements. The condensed consolidated balance sheet as of December 31, 2022 has been derived from the audited consolidated balance sheet as of that date. The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the annual audited consolidated financial statements and related notes thereto for the year ended December 31, 2022.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the ASC and Accounting Standards Updates (“ASU”) promulgated by the FASB.

Principles of Consolidation

Basis of Consolidation

The unaudited condensed consolidated interim financial statements include the accounts of Tigo and its wholly-owned subsidiaries: Tigo Energy Israel Ltd. and Foresight Energy, Ltd. (“fSight”) which are incorporated in Israel, in addition to Tigo Energy Italy SRL and Tigo Energy Systems Trading (Suzhou) Company, Limited which are incorporated in Italy and China, respectively (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation. The Company has determined the functional currency of the subsidiaries to be the United States (U.S.) dollar. The Company remeasures monetary assets and liabilities of its foreign operations at exchange rates in effect at the balance sheet date and nonmonetary assets and liabilities at their historical exchange rates. Expenses are remeasured at the weighted-average exchange rates during the relevant reporting period. These remeasurement gains and losses are recorded in other (income) expense, net in the condensed consolidated statements of operations and comprehensive income (loss) and were not material for the periods ended March 31, 2023 and 2022.

Basis of Consolidation

The consolidated financial statements include the accounts of Tigo and its wholly-owned subsidiaries: Tigo Energy Israel, Ltd., Tigo Energy Italy SRL, and Tigo Energy Systems Trading (Suzhou) Company, Limited, which are incorporated in Israel, Italy, and China, respectively (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation. The Company has determined the functional currency of the subsidiaries to be the United States (U.S.) dollar. The Company remeasures monetary assets and liabilities of its foreign operations at exchange rates in effect at the balance sheet date and nonmonetary assets and liabilities at their historical exchange rates. Expenses are remeasured at the weighted-average exchange rates during the relevant reporting period. These remeasurement gains and losses are recorded in other expense in the consolidated statements of operations and were not material for the years ended December 31, 2022 and 2021.

Reclassification	Reclassification Certain prior period amounts in the unaudited condensed consolidated financial statements and accompanying notes have been reclassified to conform to the current period’s presentation.	Reclassification Certain prior period amounts in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period’s presentation.
Liquidity and Going Concern	Liquidity and Going ConcernThe Company follows the provisions of FASB ASC Topic 205-40, Presentation of Financial Statements — Going Concern, which requires management to assess Tigo’s ability to continue as a going concern within one year after the date the unaudited condensed consolidated interim financial statements are issued.The Company has historically incurred recurring net losses and negative cash flows from operating activities and has an accumulated deficit of $55.3 million at March 31, 2023. Management believes that with the existing cash, cash equivalents, and marketable securities as of March 31, 2023, and an increasing customer base, as well as proper management of expenditures, Tigo has sufficient resources to sustain operations through May 2024. However, there is no certainty that management will be successful in these efforts and, if Tigo requires additional debt or equity financing, there is no assurance that it will be available at terms acceptable to Tigo, or at all.
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company’s cash and cash equivalents include short-term highly-liquid investments with an original maturity of 90 days or less when purchased and are carried at fair value in the accompanying condensed consolidated balance sheets. The Company considers all highly-liquid investments with a remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents consists of investments in a money market funds.

Cash and Cash Equivalents

The Company’s cash and cash equivalents include short-term highly-liquid investments with an original maturity of 90 days or less when purchased and are carried at fair value in the accompanying consolidated balance sheets. The Company considers all highly-liquid investments with a remaining maturity of three months or less at the date of purchase to be cash. Cash consists primarily of amounts in checking and savings accounts.

Cash and Marketable Securities Held in Trust Account

Marketable Securities

The Company’s marketable securities consist of investments in U.S. agency securities and corporate bonds that are classified as available-for-sale. The securities are carried at fair value with the unrealized gains and losses included in accumulated other comprehensive income, a component of stockholders’ deficit. Realized gains, losses, and declines in value determined to be other than temporary are included in the Company’s unaudited condensed consolidated statements of operations and comprehensive income (loss).

Business Combinations

Business Combinations

The Company accounts for business combinations under ASC Topic 805, Business Combinations using the acquisition method of accounting, and accordingly, the assets and liabilities of the acquired business are recorded at their fair values at the date of acquisition. The fair values assigned, defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants, are based on estimates and assumptions determined by management. These valuations require the Company to make significant estimates and assumptions, especially with respect to intangible assets. The Company records the excess consideration over the aggregate fair value of tangible and intangible assets, net of liabilities assumed, as goodwill. All acquisition costs are expensed as incurred. Upon acquisition, the accounts and results of operations are included as of and subsequent to the acquisition date.

If the initial accounting for a business combination is incomplete by the end of a reporting period that falls within the measurement period, the Company reports provisional amounts in the unaudited condensed consolidated interim financial statements. During the measurement period, the provisional amounts recognized at the acquisition date will be adjusted to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date and the Company records those adjustments in the unaudited condensed consolidated interim financial statements.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the identifiable tangible and intangible assets acquired in addition to liabilities assumed arising from the business combination. Initially the Company measures goodwill based upon the value of the consideration paid plus or minus net assets assumed. The goodwill arising from the Company’s acquisition is attributable to the value of the potential expanded market opportunity with new customers. The goodwill balance as of March 31, 2023 relates to the Company’s purchase of fSight.

Intangible assets have either an identifiable or indefinite useful life. Intangible assets are recorded at cost or when acquired as part of a business combination at estimated fair value. Intangible assets with identifiable useful lives are amortized on a straight-line basis over their economic or legal life, whichever is shorter. The Company’s amortizable intangible assets consist primarily of patents, trade names, developed technology, and customer relationships. The useful life of these intangible assets range from 3 to 10 years.

Goodwill is not amortized but is subject to annual impairment testing unless circumstances dictate more frequent assessments. The Company will perform an annual impairment assessment for goodwill and more frequently whenever events or changes in circumstances indicate that the fair value of the asset may be less than the carrying amount.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company uses a three-level hierarchy, which prioritizes, within the measurement of fair value, the use of market-based information over entity-specific information for fair value measurement based on the nature of inputs used in the valuation of an asset or liability as of the measurement date. Fair value focuses on an exit price and is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risk associated with those financial instruments. The three-level hierarchy for fair value measurement is defined as follows:

• Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
• Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.
• Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Fair Value of Financial Instruments

The Company uses a three-level hierarchy, which prioritizes, within the measurement of fair value, the use of market-based information over entity-specific information for fair value measurement based on the nature of inputs used in the valuation of an asset or liability as of the measurement date. Fair value focuses on an exit price and is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risk associated with those financial instruments. The three-level hierarchy for fair value measurement is defined as follows:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.
Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Management believes that the carrying amounts of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable approximate fair value due to the short-term nature of these instruments.

Revenue Recognition

Revenue Recognition

The Company follows ASC Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”) for revenue recognition. In accounting for contracts with customers:

The Company determines revenue recognition through the following steps:

•        Identification of the contract, or contracts, with a customer

•        Identification of the performance obligations in the contract

•        Determination of the transaction price

•        Allocation of the transaction price to the performance obligations in the contract

•        Recognition of revenue when, or as, the Company satisfies a performance obligation

The Company’s primary source of revenue is the sale of its hardware products. The Company’s hardware products are fully functional at the time of shipment and do not require modification or customization for customers to use the products. The Company sells its products primarily to distributors that resell the Company’s products to end users. Distributors do not have general rights of return and generally order goods for immediate resale to end customers. The Company uses present right to payment and transfer of title as indicators to determine the transfer of control to the customer. The Company recognizes revenue at a point in time when its performance obligation has been satisfied and control of the product is transferred to the customer, which generally aligns with shipping terms. Contract shipping terms include ExWorks (“EXW”), FOB Shipping Point and FOB Destination incoterms. Under EXW (meaning the seller fulfills its obligation to deliver when it makes goods available at its premises, or another specified location, for the buyer to collect), the performance obligation is satisfied and control is transferred at the point when the customer is notified that their order is available for pickup. Under FOB Shipping Point, control is transferred to the customer at the time the good is transferred to the shipper and under FOB Destination, at the time the customer receives the goods. The Company deduct sales returns to arrive at revenue, net. Sales tax and other similar taxes are excluded from revenues. The Company has made the election to account for shipping and handling as activities to fulfill the promise to transfer the product and as such records amounts charged to customers for shipping and handling as revenue and the related costs are included in cost of revenues.

The Company typically incurs incremental costs to acquire customer contracts in the form of sales commissions; however, because the expected benefit from these contracts is one year or less, the Company expenses these amounts as incurred.

Product warranty costs are recorded as expense to cost of revenue based on customer history, historical information and current trends.

Sales of the Company’s hardware products include the Company’s web-based monitoring service which represents a separate performance obligation. Monitoring service revenue represented less than 1% of the total revenue, net during the three months ended March 31, 2023 and 2022. The allocation of revenue between the hardware and monitoring service deliverables is based on the Company’s best estimate of the standalone selling price determined by considering multiple factors, including internal costs, gross margin and historical selling practices. Revenue from the monitoring service is recognized ratably as the services are performed over the period of the monitoring service, up to 20 years.

Deferred revenue or contract liabilities consists of payments received from customers in advance of revenue recognition for the Company’s products and service. The current portion of deferred revenue represents the unearned revenue that will be earned within 12 months of the balance sheet date. Correspondingly, noncurrent deferred revenue represents the unearned revenue that will be earned after 12 months from the balance sheet date.

The following table summarizes the changes in deferred revenue:

	Three Months Ended March 31, (Unaudited)
(in thousands)	2023	2022
Balance at the beginning of the period	$1,122	$232
Deferral of revenue	12,198	2,285
Recognition of unearned revenue	(11,712)	(1,666)
Balance at the end of the period	$1,608	$851

As of March 31, 2023, the Company expects to recognize $1.6 million from remaining performance obligations over a weighted average term of 1.7 years.

The Company recognized approximately $0.7 million and $0.2 million in revenue that was included in the beginning contract liabilities balance during the three months ended March 31, 2023 and 2022, respectively.

Revenue Recognition

The Company complies with ASC Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”) for revenue recognition. In accounting for contracts with customers:

The Company determines revenue recognition through the following steps:

•        Identification of the contract, or contracts, with a customer

•        Identification of the performance obligations in the contract

•        Determination of the transaction price

•        Allocation of the transaction price to the performance obligations in the contract

•        Recognition of revenue when, or as, the Company satisfies a performance obligation

The Company’s primary source of revenue is the sale of its hardware products. The Company’s hardware products are fully functional at the time of shipment and do not require modification or customization for customers to use the products. The Company sells its products primarily to distributors that resell the Company’s products to end users. Distributors do not have general rights of return and generally order goods for immediate resale to end customers. The Company uses present right to payment and transfer of title as indicators to determine the transfer of control to the customer. The Company recognizes revenue at a point in time when its performance obligation has been satisfied and control of the product is transferred to the customer, which generally aligns with shipping terms. Contract shipping terms include ExWorks (“EXW”), FOB Shipping Point and FOB Destination incoterms. Under EXW (meaning the seller fulfills its obligation to deliver when it makes goods available at its premises, or another specified location, for the buyer to collect), the performance obligation is satisfied and control is transferred at the point when the customer is notified that their order is available for pickup. Under FOB Shipping Point, control is transferred to the customer at the time the good is transferred to the shipper and under FOB Destination, at the time the customer receives the goods. We deduct sales returns to arrive at revenue, net. Sales tax and other similar taxes are excluded from revenues. The Company has made the election to account for shipping and handling as activities to fulfill the promise to transfer the product and as such records amounts charged to customers for shipping and handling as revenue and the related costs are included in cost of revenues.

The Company typically incurs incremental costs to acquire customer contracts in the form of sales commissions; however, because the expected benefit from these contracts is one year or less, we expense these amounts as incurred.

Product warranty costs are recorded as expense to cost of revenue based on customer history, historical information and current trends.

Sales of the Company’s hardware products include the Company’s web-based monitoring service which represents a separate performance obligation. Monitoring service revenue represented less than 1% of the total revenue, net during the years ended December 31, 2022 and 2021. The allocation of revenue between the hardware and monitoring service deliverables is based on the Company’s best estimate of the standalone selling price determined by considering multiple factors, including internal costs, gross margin and historical selling practices. Revenue from the monitoring service is recognized ratably as the services are performed over the period of the monitoring service, up to 20 years.

Deferred revenue or contract liabilities consists of payments received from customers in advance of revenue recognition for the Company’s products and service. The current portion of deferred revenue represents the unearned revenue that will be earned within 12 months of the balance sheet date. Correspondingly, noncurrent deferred revenue represents the unearned revenue that will be earned after 12 months from the balance sheet date. Customer deposits are recorded in accrued expenses and other current liabilities within the consolidated balance sheet.

The following table summarizes the changes in deferred revenue and customer deposits:

	Year Ended December 31,
(in thousands)	2022	2021
Balance at January 1	$232	$250
Deferral of revenue	20,327	50
Recognition of unearned revenue	(19,437)	(68)
Balance at December 31	$1,122	$232

As of December 31, 2022, the Company expects to recognize $1.1 million from remaining performance obligations over a weighted average term of 2 years.

Net Loss per Common Share

Net Income (Loss) Per Common Share

Basic net income (loss) per share of common stock is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during each period, without consideration for potential dilutive shares of common stock. Diluted net income (loss) per share of common stock is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method and if-converted method, as applicable. Basic and diluted net income (loss) per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities, which include convertible preferred stock.

Under the two-class method, net income (loss) is adjusted by the difference between the fair value of consideration transferred and the carrying amount of convertible preferred stock during periods where the Company redeems its convertible preferred stock. The remaining earnings (undistributed earnings) are allocated to common stock and each series of convertible preferred stock to the extent that each preferred security may share in earnings as if all of the earnings for the period had been distributed. The total earnings allocated to common stock is then divided by the number of outstanding shares to which the earnings are allocated to determine the earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the convertible preferred stock have no obligation to fund losses.

The following table sets forth the computation of basic and diluted net income (loss) per share to common stockholders:

	Three Months Ended March 31, (Unaudited)
(in thousands, except share and per share data)	2023	2022
Basic net income (loss) per common share calculation:
Net income (loss) attributable to common stockholders	$4,758	$(6,487)
Less: undistributed earnings to participating shareholders	(4,176)	—
Net income (loss) attributable to common stockholders – basic	582	(6,487)
Weighted-average shares of common stock outstanding – basic	27,779,209	20,624,803
Net income (loss) per share of common stock, basic	$0.02	$(0.31)

Diluted net income (loss) per common share calculation:
Net income (loss) attributable to common stockholders – diluted	$582	$(6,487)
Weighted-average shares of common stock outstanding, basic	27,779,209	20,624,803
Stock options	13,532,987	—
Warrants	5,852,334	—
Weighted-average shares of common stock, diluted	47,164,530	20,624,803
Net income (loss) per share of common stock – diluted	$0.01	$(0.31)

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	As of March 31, (Unaudited)
	2023	2022
Convertible preferred stock	—	165,578,120
Convertible preferred stock warrants	—	1,185,599
Common stock warrants	758,891	8,208,682
Convertible promissory note	23,376,468	—
Stock options	1,367,000	17,604,360
	25,502,359	192,576,761

Net Loss Per Common Share

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	As of December 31,
	2022	2021
Convertible preferred stock	199,145,285	165,578,120
Convertible preferred stock warrants	1,064,446	1,185,599
Common stock warrants	8,208,682	8,208,682
Stock options	18,270,912	18,086,501
	226,689,325	193,058,902

Recent Accounting Standards

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses, which requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. This standard is effective for fiscal years beginning after December 15, 2022. The Company adopted the guidance using the modified retrospective approach as of January 1, 2023 which resulted in no cumulative effect adjustment to accumulated deficit and did not have a material impact on the Company’s unaudited condensed consolidated interim financial statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” This ASU removes specific exceptions to the general principles in Accounting Standards Codification (“ASC”) Topic 740, “Accounting for Income Taxes” (“Topic 740”) and simplifies certain GAAP requirements. ASU 2019-12 is effective for non-public business entities’ interim periods within those fiscal years, beginning after December 15, 2022. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective or prospective basis. Based on the Company’s assessment of this ASU, the Company has concluded it will not have a material impact on the accounting and disclosures for income taxes. However, once the one-year purchase price allocation adjustment period with fSight becomes final, the Company will reassess the impact of this ASU on the combined entity.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires a lessee to record a right-of-use asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The standard is effective for the Company for reporting periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted annual reporting the guidance using the modified retrospective approach to apply the standard as of January 1, 2022, with no retrospective adjustments to prior periods on the Company’s annual consolidated financial statements and related notes thereto for the year ended December 31, 2022. As permitted under the new guidance, the Company elected the package of practical expedients, which allowed the Company to retain prior conclusions regarding lease identification, classification and initial direct costs. For the Company’s lease agreements with lease and non-lease components, the Company elected the practical expedient to account for these as a single lease component for all underlying classes of assets. Additionally, for short-term leases with an initial lease term of 12 months or less and with purchase options the Company is not reasonably certain will be exercised, the Company elected to not record ROU assets or corresponding lease liabilities on the Company’s consolidated balance sheet. See “Note 10. Leases” for additional information on our leases following the adoption of this standard.

Recent Accounting Guidance Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses, which requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. As amended by ASU 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, the standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, including interim periods within those fiscal years. Entities must adopt using a modified retrospective approach, with certain exceptions. The Company is currently evaluating the impact of adoption on the consolidated financial statements and plans to adopt for the interim period ending March 31, 2023.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates due to risk and uncertainties, including uncertainty in the current economic environment due to the global impact of COVID-19 and the conflict in Ukraine. Key estimates in the consolidated financial statements include the identification of performance obligations in revenue recognition, inventory reserve, impairment of long-lived assets, product warrant liabilities, and the valuation of the derivative liability, preferred stock warrant liabilities and stock-based compensation, including the underlying fair value of the preferred and common stock.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to a number of risks inherent in a business without substantial operating history, including, but not limited to, new and evolving markets, advances and trends in the development of new technology and services and regulations thereon, unfavorable economic and market conditions, competition from other companies with longer operating histories and greater financial resources, the ability to obtain adequate funding, dependence on key employees and the ability to attract and retain qualified employees.

Concentration of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash, restricted cash, and accounts receivable. The Company maintains deposits in federally insured financial institutions, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk beyond the normal credit risk associated with commercial banking relationships as the Company’s cash and restricted cash are deposited with major financial institutions in the U.S., Europe, the Middle East and Asia. At December 31, 2022 and 2021, the Company held insignificant cash in foreign bank accounts. To date, the Company has not experienced any losses on its deposits of cash.

During the year ended December 31, 2022, there was one individual customer that exceeded 10% of the Company’s annual revenue, net. This customer accounted for 10.6% of revenue, net. Accounts receivable from this customer represented $2.1 million. During the year ended December 31, 2021, there was one individual customer that exceeded 10% of the Company’s annual revenue, net. This customer accounted for 14% of revenue, net. Accounts receivable from this customer represented $0.5 million.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker (“CODM”), or decision- making group, in deciding how to allocate resources and in assessing performance. The CODM is the Company’s Chief Executive Officer. The Company views and manages its operations as a single operating segment.

Foreign Operations

Foreign Operations

Operations outside the U.S. include subsidiaries in Israel, Italy and China. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among those risks are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange. Net liabilities of foreign operations were $0.7 million and $0.2 million at December 31, 2022 and 2021, respectively. Revenue, net from foreign customers represented 73% and 61% of revenue, during the years ended December 31, 2022 and 2021, respectively. There were two foreign countries individually representing greater than 10% of revenue, net during the year ended December 31, 2022 and totaled 37% of revenue, net. There were two foreign countries individually representing greater than 10% of revenue, net during the year ended December 31, 2021 and totaled 27% of revenue, net. Accounts receivable due from foreign customers was 80% and 65% of total accounts receivable at December 31, 2022 and 2021, respectively.

Restricted Cash and Reconciliation to the Consolidated Statements of Cash Flows

Restricted Cash and Reconciliation to the Consolidated Statements of Cash Flows

Restricted cash represents amounts held on deposit at a commercial bank used to secure the Company’s Senior Bonds (Note 9). The following table provides a reconciliation of the components of cash and cash equivalents and restricted cash reported in the Company’s consolidated balance sheets to the total of the amount presented in the consolidated statements of cash flows:

	December 31,
(in thousands)	2022	2021
Cash and cash equivalents	$36,194	$6,184
Restricted cash	1,523	1,290
Total cash, cash equivalents and restricted cash presented in the consolidated statement of cash flows	$37,717	$7,474

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount, do not bear interest, and are typically due 30 days from the invoice date. The Company generally does not require collateral from its customers and maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the amount of accounts receivable in dispute, and the current accounts receivable aging and current payment patterns.

Inventory, net

Inventory, net

In accordance with FASB ASU No. 2015-11, inventory is valued at the lower of cost or net realizable value (“NRV”) with cost determined under the first-in, first-out (“FIFO”) method. The determination of NRV involves numerous judgments, including estimated average selling prices based upon recent sales volumes, industry trends, existing customer orders, current contract price, future demand, pricing for the Company’s products and technological obsolescence of the Company’s products. Inventory that is obsolete, in excess of the Company’s forecasted demand or is anticipated to be sold at a loss is written down to its NRV based on expected demand and selling prices.

Property and Equipment, net

Property and Equipment, net

Property and equipment is stated at cost, less accumulated depreciation and amortization. Depreciation and amortization is calculated using the straight-line method over the asset’s estimated useful lives:

Fixed Asset Type	Estimated useful life in years
Machinery and equipment	7
Vehicles	5
Computer software	5
Computer equipment	5
Furniture and fixtures	5

Leasehold improvements are amortized over the shorter of the remaining lease term or expected useful lives of the improvements.

Long-Lived Assets

Long-Lived Assets

The Company reviews its long-lived assets, which consists of property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of their carrying cost amount or fair value less cost to sell. No impairment losses were identified for the years ended December 31, 2022 and 2021.

Deferred Issuance Costs

Deferred Issuance Costs

The Company capitalizes costs that are directly associated with in-process equity financings until such financings are consummated, at which time such costs are recorded against the gross proceeds from the applicable financing. If a financing is abandoned, deferred financing costs are expensed immediately. The Company has incurred $2.2 million in fees associated with the merger, which are recognized as deferred issuance costs in the accompanying balance sheet at December 31, 2022. Deferred issuance costs associated with our debt financing are recorded as contra-liabilities within long-term debt, net of current maturities and unamortized debt issuance costs in the accompanying balance sheet. All amortization of deferred issuance costs is presented within the interest expense line in the consolidated statement of operations.

Customer Deposits		Customer Deposits Customer deposits consists of deposits received by the Company, as required on certain contracts and agreements, which are refundable at the termination of the contract.
Product Warranties

Product Warranties

The Company estimates the cost of its warranty obligations based on several key estimates: the warranty period (generally 20 to 25 years from installation for defects in design, materials, workmanship and manufacture, and generally 10 years from installation for equipment to conform to specifications and drawings applicable under normal use and service), its historical experience of known product failure rates, use of materials to repair or replace defective products and parts, and service delivery costs incurred in correcting product failures. In addition, from time to time, specific warranty accruals may be made if unforeseen technical problems arise. Should the actual experience relative to these factors differ from the estimates, the Company may be required to record additional warranty reserves.

Derivative Instruments

Derivative Instruments

The convertible notes issued in January 2020, July 2019 and May 2019 contained embedded derivative instruments, representing contingent redemption options (Note 9). The contingent redemption options met the requirements for separate accounting and were accounted for as a derivative liability and single derivative instrument for each tranche of the convertible notes. The derivative instruments were recorded at fair value at inception and were subject to remeasurement to fair value at each balance sheet date, with any changes in estimated fair value recognized in the accompanying consolidated statements of operations. In 2021, the convertible notes were converted into shares of Series D in conjunction with the sale of such other shares to other investors and the derivative instruments were derecognized on such date (Note 4). There are no convertible notes or derivative instruments outstanding as of December 31, 2022 or 2021.

Convertible Preferred Stock Warrants

Convertible Preferred Stock Warrants

Freestanding warrants to purchase the Company’s convertible preferred stock are classified as liabilities on the accompanying consolidated balance sheets. The convertible preferred stock warrants are recorded as liabilities because the underlying shares of convertible preferred stock are contingently redeemable upon a deemed liquidation event. The warrants are recorded at estimated fair value and are subject to remeasurement at each balance sheet date and recorded in change in fair value of preferred stock warrant liability in the accompanying consolidated statements of operations.

Cost of Revenue

Cost of Revenue

The Company includes the following in cost of revenue: product costs, warranty costs, manufacturing personnel and logistics costs, inventory reserve charges, shipping and handling costs, hosting service costs related to the monitoring service, and depreciation and amortization of manufacturing test equipment.

Stock-Based Compensation

Stock-Based Compensation

The Company follows FASB ASU 2018-7, Compensation — Stock Compensation (ASC Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, in accounting for share-based payments granted to nonemployees for goods and services.

The Company measures the cost of employee and nonemployee services received in exchange for stock-based awards based on the grant-date fair value of the award. The Company uses the Black-Scholes option pricing model to value its stock option awards. The amount of equity-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company accounts for forfeitures as they occur.

Estimating the fair value of options requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock, the expected life of the options, stock price volatility, the risk-free interest rate and expected dividends. The assumptions used in the Company’s Black-Scholes option-pricing model represent management’s best estimates and involve a number of variables, uncertainties and assumptions and the application of management’s judgment, as they are inherently subjective.

Research and Development

Research and Development

Research and development costs are expensed as incurred and consist primarily of personnel costs and facility-related expenses. Development costs incurred subsequent to the establishment of technological feasibility related to software developed by the Company are subject to capitalization and amortization over their estimated useful lives. Because the Company believes its current process for developing software is essentially completed concurrently with the establishment of technology feasibility, software development costs have been charged to research and development expense as incurred.

Advertising Costs

Advertising Costs

All advertising costs are expensed as incurred and included in sales and marketing expenses. Advertising expenses incurred by the Company were $0.4 million and $0.1 million for the years ended December 31, 2022 and 2021, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset-and-liability method as required by ASC Topic 740, Income Taxes (“ASC Topic 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period corresponding to the enactment date. Under ASC Topic 740, a valuation allowance is required when it is more likely than not that all or some portion of the deferred tax assets will not be realized through generating sufficient future taxable income.

FASB ASC Subtopic 740-10, Accounting for Uncertainty of Income Taxes, (“ASC Topic 740-10”) defines the criterion an individual tax position must meet for any part of the benefit of the tax position to be recognized in financial statements prepared in conformity with GAAP. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not such tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the respective tax position. The tax benefits recognized in the consolidated financial statements from such a tax position should be measured based on the largest benefit having a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority. In accordance with the disclosure requirements of ASC Topic 740-10, the Company’s policy on income statement classification of interest and penalties related to income tax obligations is to include such items as part of total interest expense and other expenses, respectively.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

In August 2020, the FASB issued ASU Update No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06) (“ASU 2020-06”). The goal of the ASU 2020-06 is to simplify the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. More specifically, the amendments focus on the guidance for convertible instruments and derivative scope exception for contracts in an entity’s own equity. The new standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Entities may adopt the guidance through either a modified retrospective method or full retrospective method. The Company evaluated and determined the impact upon adoption to the consolidated financial statements is immaterial.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02” or “ASC 842”), which requires a lessee to record an operating right-of-use (“ROU”) asset and a corresponding operating lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required for lessees with leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements, with certain practical expedients available. The standard is effective for the Company beginning for the annual period January 1, 2022, with early adoption permitted.

The Company adopted ASC 842 effective as of January 1, 2022, using the modified retrospective approach. The Company determines whether an arrangement is or contains a lease, its classification, and its term at the lease commencement date. Leases with a term greater than one year will be recognized on the consolidated balance sheet as ROU assets, current lease liabilities, and if applicable, long-term lease liabilities. The Company includes renewal options to extend the lease term where it is reasonably certain that it will exercise these options. Lease liabilities and the corresponding ROU assets are recorded based on the present values of fixed lease payments over the lease term. Payments that are variable in nature are not included in these balance sheet calculations and are thus expensed as incurred. The discount rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes the appropriate incremental borrowing rates, which are the rates that would be incurred to borrow on a collateralized basis, over similar terms, amounts equal to the lease payments in a similar economic environment. If significant events, changes in circumstances, or other events indicate that the lease term or other inputs have changed, the Company would reassess lease classification, remeasure the lease liability using revised inputs as of the reassessment date, and adjust the ROU assets. Lease expense is recognized on a straight-line basis over the expected lease term for operating classified leases.

As permitted under the new guidance, the Company elected the package of practical expedients, which allowed the Company to retain prior conclusions regarding lease identification, classification and initial direct costs. For the Company’s lease agreements with lease and non-lease components, the Company elected the practical expedient to account for these as a single lease component for all underlying classes of assets. Additionally, for short-term leases with an initial lease term of 12 months or less and with purchase options the Company is not reasonably certain will be exercised, the Company elected to not record ROU assets or corresponding lease liabilities on the Company’s consolidated balance sheet.

As of their January 1, 2022 adoption, the Company recorded operating lease ROU assets and lease liabilities of $1.5 million and $1.7 million, respectively. The Company’s adoption of this standard did not result in a cumulative effect adjustment being recorded to accumulated deficit as of January 1, 2022 and did not have a material impact on the Company’s consolidated statements of operations.

Revision of Prior Period Financial Statements

Revision of Prior Period Financial Statements

During 2022, the Company identified immaterial errors in its previously issued 2021 consolidated financial statements resulting from the exclusion of cumulative dividends, related to convertible preferred stockholders, in the calculation of the Company’s net loss attributable to common stockholders. This occurred for the year ended December 31, 2021, thereby understating net loss attributable to common stockholders and net loss per share of common stock.

In accordance with Staff Accounting Bulletin (“SAB”) No. 99, “Materiality,” and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company assessed the materiality of these misstatements both quantitatively and qualitatively and determined that these errors and the related impact did not, either individually or in the aggregate, materially misstate previously issued consolidated financial statements. To reflect the correction of these immaterial errors, the Company is revising the previously issued consolidated statement of operations for the year ended December 31, 2021 in those financial statements included in this prospectus. As a result, the Company has corrected the immaterial misstatements as disclosed in the following tables for all impacted financial statement line items in prior periods presented.

	For the year ended December 31, 2021
(in thousands, except share and per share data)	As previously reported	Adjustment	As Revised
Consolidated Statements of Operations
Net loss	$(4,863)	—	$(4,863)
Dividends on Series D convertible preferred stock	—	(2,838)	(2,838)
Net loss attributable to common stockholders	$(4,863)	$(2,838)	$(7,701)
Share information:
Net loss per share of common stock, basic and diluted	$(0.24)	$(0.14)	$(0.38)
Weighted average common shares outstanding, basic and diluted	20,389,634	—	20,389,634

Roth CH Acquisition IV Co. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, as filed with the SEC on March 31, 2023. The interim results for the three months ended March 31, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any future periods.

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2023 and December 31, 2022.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2022 and 2021.

Cash and Marketable Securities Held in Trust Account

Cash and Marketable Securities Held in Trust Account

At March 31, 2023 all of the assets held in the Trust account were held in money market funds which are invested primarily in U.S. Treasury Securities. At December 31, 2022, all of the assets held in the Trust Account were held in cash. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these investments are included in interest earned on marketable securities held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Cash and Marketable Securities Held in Trust Account

At December 31, 2022, all of the assets held in the Trust Account were held in cash. At December 31, 2021, substantially all of the assets held in the Trust Account were held in money market funds which are invested primarily in U.S. Treasury securities. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these investments are included in interest earned on marketable securities held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Net Loss per Common Share

Net Loss per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of common stock, which are referred to as redeemable common stock and non-redeemable common stock. Income and losses are shared pro rata between the two classes of common stock. Net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the period. Remeasurement associated with the redeemable shares of common stock is excluded from net loss per common share as the redemption value approximates fair value.

The calculation of diluted loss per common share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 5,980,750 shares of common stock in the aggregate. As of March 31, 2023 and 2022, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stocks and then share in the earnings of the Company. As a result, diluted net loss per common share is the same as basic net loss per common share for the periods presented.

The following tables reflect the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2023		2022
	Redeemable common stock	Non-redeemable common stock	Redeemable common stock	Non-redeemable common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(171,076)	$(240,006)	$(94,275)	$(27,352)
Denominator:
Basic and diluted weighted average shares outstanding	2,378,249	3,336,500	11,500,000	3,336,500
Basic and diluted net loss per common share	$(0.07)	$(0.07)	$(0.01)	$(0.01)

Net Loss per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of common stock, which are referred to as redeemable common stock and non-redeemable common stock. Income and losses are shared pro rata between the two classes of common stock.

Net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the period. Remeasurement associated with the redeemable shares of common stock is excluded from net loss per common share as the redemption value approximates fair value.

The calculation of diluted loss per common share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 5,980,750 shares of common stock in the aggregate. As of December 31, 2022 and 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stocks and then share in the earnings of the Company. As a result, diluted net loss per common share is the same as basic net loss per common share for the periods presented.

The following tables reflect the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2022		2021
	Redeemable common stock	Non-redeemable common stock	Redeemable common stock	Non-redeemable common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(137,936)	$(40,282)	$(247,320)	$(155,222)
Denominator:
Basic and diluted weighted average shares outstanding	11,425,027	3,336,500	4,505,479	2,827,725
Basic and diluted net loss per common share	$(0.01)	$(0.01)	$(0.05)	$(0.05)

Recent Accounting Standards

Recent Accounting Standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) which simplifies accounting for convertible instruments by removing major separation models required under GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023 including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2020-06 on January 1, 2021. The adoption of ASU 2020-06 did not have an impact on the Company’s condensed consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

Recent Accounting Standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) which simplifies accounting for convertible instruments by removing major separation models required under GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023 including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2020-06 on January 1, 2021. The adoption of ASU 2020-06 did not have an impact on the Company’s consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the unaudited condensed consolidated financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of March 31, 2023 and December 31, 2022, the Company’s deferred tax asset had a full valuation allowance recorded against it. The Company’s effective tax rate was (18.06%) and 0.00% for the three months ended March 31, 2023 and 2022, respectively. The effective tax rate differs from the statutory tax rate of 21% for the three months ended March 31, 2023 due to the permanent difference on M&A Expenses and the increase in the valuation allowance on the deferred tax assets. and the effective tax rate differs from the statutory rate of 21% for the three months ended March 31, 2022, due to the valuation allowance on the deferred tax assets.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2023 and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company’s deferred tax asset had a full valuation allowance recorded against it. Our effective tax rate was 182.20% and 0.00% for the year ended December 31, 2022 and 2021, respectively. The effective tax rate differs from the statutory tax rate of 21% for the year ended December 31, 2022 and 2021, due to franchise tax interest, state taxes, net of federal tax benefit, merger and acquisition expenses, and the valuation allowance on the deferred tax assets.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(l) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(l) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Offering Costs

Offering Costs

Offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs amounted to $1,646,673, which were initially charged to temporary equity and then accreted to common stock subject to redemption upon the completion of the Initial Public Offering.

Offering Costs

Offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs amounted to $1,646,673, which were initially charged to temporary equity and then accreted to common stock subject to redemption upon the completion of the Initial Public Offering.

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”), Topic 480 “Distinguishing Liabilities from Equity.” Shares of common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption right that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

In connection with the stockholders vote at the Special Meeting of Stockholders held by the Company on December 20, 2022, 9,121,751 shares of common stock were tendered for redemption.

Accordingly, at March 31, 2023 and December 31, 2022, 2,378,249 shares of common stock subject to possible redemption are presented at $10.30 and $10.23 redemption value, respectively, as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable common stock resulted in a charge against additional paid-in capital.

At March 31, 2023 and December 31, 2022, the common stock subject to possible redemption reflected in the balance sheets was reconciled in the following table:

Common stock subject to possible redemption, December 31, 2021	$116,725,000
Less:
Redemption of 9,121,751 shares	(93,419,442)
Extension payment	(135,440)
Plus:
Remeasurement of carrying value to redemption value	1,152,044
Common stock subject to possible redemption, December 31, 2022	$24,322,162
Less:
Extension payment	(163,181)
Plus:
Remeasurement of carrying value to redemption value	326,452
Common stock subject to possible redemption, March 31, 2023	$24,485,433

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”), Topic 480 “Distinguishing Liabilities from Equity.” Shares of common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption right that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

In connection with the stockholders vote at the Special Meeting of Stockholders held by the Company on December 20, 2022, 9,121,751 shares of common stock were tendered for redemption.

Accordingly, at December 31, 2022 and 2021, 2,378,249 and 11,500,000 shares of common stock subject to possible redemption are presented at $10.23 and $10.15 redemption value, respectively, as temporary equity, outside of the stockholders’ (deficit) equity section of the Company’s balance sheets.

The Company recognizes changes In redemption value Immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable common stock resulted in a charge against additional paid-in capital.

At December 31, 2022 and 2021, the common stock subject to possible redemption reflected in the balance sheets was reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(1,646,673)
Proceeds allocated to Public Warrants	(4,427,500)
Plus:
Remeasurement of carrying value to redemption value	7,799,173
Common stock subject to possible redemption, December 31, 2021	116,725,000
Less:
Redemption of 9,121,751 shares	(93,419,442)
Extension payment	(135,440)
Plus:
Remeasurement of carrying value to redemption value	1,152,044
Common stock subject to possible redemption, December 31, 2022	$24,322,162

Warrant Classification

Warrant Classification

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The Company has analyzed the Public Warrants and Private Warrants and determined they are considered to be freestanding instruments and do not exhibit any of the characteristics in ASC 480 and therefore are not classified as liabilities under ASC 480.

Warrant Classification

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The Company has analyzed the Public Warrants and Private Warrants and determined they are considered to be freestanding instruments and do not exhibit any of the characteristics in ASC 480 and therefore are not classified as liabilities under ASC 480.